Advanced Series Trust
Gateway Center Three, 4th Floor
100 Mulberry Street
Newark, New Jersey 07102

VIA EDGAR SUBMISSION

August 21, 2009

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	Pre-Effective Amendment No. 1 on Form N-14
Reg. No. 333-160793
Request for Acceleration of Effectiveness to August 24, 2009

To the Securities and Exchange Commission:

On July 24, 2009, we filed with the Securities and Exchange Commission (the “Commission”) through EDGAR on behalf of Advanced Series Trust (“Registrant”) a registration and proxy statement on Form N-14 (the “Registration Statement”).  Shares of Registrant are offered only to separate accounts of insurance companies that have entered into a participation agreement with Registrant.  Registrant hereby submits the enclosed Pre-Effective Amendment No. 1 to the Registration Statement, and requests acceleration of effectiveness of the Registration Statement to August 24, 2009 under Rule 461 of the Securities Act of 1933.

We acknowledge (i) should the Commission or the staff, acting pursuant to delegated authority, declare the Registration Statement effective, it does not foreclose the Commission from taking any action with respect to the Registration Statement, (ii) the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the Registration Statement effective, does not relieve Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the Registration Statement; and (iii) Registrant may not asset this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely yours,

Advanced Series Trust

By:	/s/ JONATHAN D. SHAIN
Jonathan D. Shain, Assistant Secretary

cc: Ms. Sally Samuel (SEC Staff)